ORDINARY SHARES (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended						6 Months Ended
	Jul. 12, 2021 shares	Aug. 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Nov. 30, 2024 USD ($) shares	Aug. 31, 2022 CNY (¥) shares	Jul. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Sep. 30, 2025 USD ($)	Mar. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2024 $ / shares shares	Nov. 30, 2024 ¥ / shares	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($)	Mar. 27, 2024 USD ($) shares	Aug. 31, 2022 USD ($) $ / shares
Class of Stock [Line Items]
Ordinary shares authorized								190,100,000,000				190,100,000,000
Common stock, par value | $ / shares								$ 0.0001				$ 0.0001
Ordinary shares, voting rights								Each Class B ordinary share was entitled to 10 votes, while each Class A ordinary shares was entitled to one vote.	Each Class B ordinary share was entitled to 10 votes, while each Class A ordinary shares was entitled to one vote.
Number of shares issued, value | ¥									¥ 190,204
Conversion of stock, description								the Company changed its ADS to Class A ordinary share ratio from each ADS representing three Class A ordinary shares to each ADS representing 30 Class A ordinary shares (“the ADS Ratio Change”). Effective on January 16, 2024, the Company further changed its ADS to Class A ordinary share ratio from each ADS representing 30 Class A ordinary shares to each ADS representing 300 Class A ordinary shares (the “Second ADS Ratio Change”). The ADS Ratio Change has been reflected retroactively herein.	the Company changed its ADS to Class A ordinary share ratio from each ADS representing three Class A ordinary shares to each ADS representing 30 Class A ordinary shares (“the ADS Ratio Change”). Effective on January 16, 2024, the Company further changed its ADS to Class A ordinary share ratio from each ADS representing 30 Class A ordinary shares to each ADS representing 300 Class A ordinary shares (the “Second ADS Ratio Change”). The ADS Ratio Change has been reflected retroactively herein.
Subscription receivable | $																	$ 16.4
Fair value amount | ¥											¥ 180,800
Nio Capital [Member]
Class of Stock [Line Items]
Subscription receivable | $														$ 16.4	$ 16.4	$ 16.4
Nio Capital [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Subscription receivable | $										$ 16.4
Supplemental Agreement With 2024 Notes Holders [Member]
Class of Stock [Line Items]
Percentage of outstanding principal							30.00%
Notes 2024 [Member] | 58.com [Member]
Class of Stock [Line Items]
Convertible notes | $						$ 63.0
Notes 2024 [Member] | ClearVue [Member]
Class of Stock [Line Items]
Convertible notes | $																		$ 12.6
Number of shares issued, value | ¥					¥ 62,800
Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares outstanding								61,850,753,119
Common stock, par value | $ / shares								$ 0.0001				$ 0.0001
Ordinary shares issued												56,395,662,999
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares outstanding								61,809,943,258				56,354,853,138
Ordinary shares issued								61,809,943,258				56,354,853,138
Price per share | $ / shares						$ 0.3433												$ 0.3433
Preferred shares outstanding																	54,960,889,255
Common Class A [Member] | Lightwind Global Limited [Member]
Class of Stock [Line Items]
Common stock, par value | ¥ / shares													¥ 0.0001
Number of shares issued, value | $				$ 7.5				$ 7.5
Number of shares issued				1,543,845,204				1,543,845,204	1,543,845,204
Common Class A [Member] | Fame Dragon Global [Member]
Class of Stock [Line Items]
Common stock, par value | ¥ / shares											¥ 0.0001
Number of shares issued, value | $			$ 27.8					$ 19.0
Number of shares issued			5,738,268,233					3,911,074,516	3,911,074,516
Common Class A [Member] | Subsequent Event [Member] | Fame Dragon Global [Member]
Class of Stock [Line Items]
Number of shares issued, value | $		$ 8.8
Number of shares issued		1,827,193,717
Common Class A [Member] | Supplemental Agreement With 2024 Notes Holders [Member]
Class of Stock [Line Items]
Conversion of convertible notes	66,990,291						66,990,291
Conversion price | $ / shares							$ 1.03
Common Class A [Member] | Notes 2024 [Member] | 58.com [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares						$ 0.0001
Conversion of convertible notes						183,495,146
Common Class A [Member] | Notes 2024 [Member] | ClearVue [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares																		$ 0.0001
Conversion of convertible notes					36,699,029
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares outstanding								40,809,861				40,809,861
Ordinary shares issued								40,809,861				40,809,861
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares outstanding																	2,810,961,908